Financial information of parent company	12 Months Ended
Dec. 31, 2017
Financial information of parent company
Financial information of parent company

45.        Financial information of parent company

(i)	Statement of profit or loss

	Year ended
	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Revenue	—	—	—
General and administration expenses	(47,354)	(50,739)	(51,682)
Loss from operations	(47,354)	(50,739)	(51,682)
Interest income	2,670	1,154	474
Finance costs	(14,956)	(24,194)	(12,477)
Foreign exchange gains or losses	63,087	(15,269)	(2,848)
Share of profits of subsidiaries	169,880	477,510	321,199
Share of profits of associates	2,868	1,455	322
Other gains or losses, net	3,484	(13,287)	(1,577)
Profit before tax	179,679	376,630	253,411
Income tax expense	—	—	—
Profit for the year	179,679	376,630	253,411
Other comprehensive income (loss)
Items that may be reclassified subsequently to profit or loss
Exchange differences on translating foreign operations	21,590	(18,131)	(8,185)
Change in value of available-for-sale financial assets	(2,356)	798	447
Cash flow hedges	35,143	(34,627)	—
Share of other comprehensive income of joint ventures accounted for using the equity method	17,646	—	—
Other	(131)	1	130
Items that will not be reclassified to profit or loss
Actuarial gains and losses on defined benefit plans	(436)	1,520	—
Total comprehensive income for the year	251,135	326,191	245,803

(ii)Statement of financial position

	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Assets
Non-current assets
Property, plant and equipment	47,090	89,404	30,123
Intangible assets	59,138	91,225	108,897
Investment in subsidiaries	4,779,485	4,333,604	3,312,113
Investments in associates	132,427	114,966	56,080
Other financial assets	11,732	—	—
Other assets	372,275	530,566	575,489
Total non-current assets	5,402,147	5,159,765	4,082,702
Current assets
Prepayment and prepaid operating expenses	428	671	633
Trade and other receivables	29,061	24,749	22,945
Due from subsidiaries	1,609,556	908,716	427,279
Other financial assets	95,440	3,000	15,000
Cash and cash equivalent	140,411	317,873	115,726
Total current assets	1,874,896	1,255,009	581,583
Total assets	7,277,043	6,414,774	4,664,285
Equity and liabilities
Capital and reserves
Ordinary shares, $0.004 par value, 10,000,000,000 shares authorized, 4,916,106,889, 4,252,922,259 and 4,207,374,896 shares issued and outstanding at December 31, 2017, 2016 and 2015	19,664	17,012	16,830
Share premium	4,827,619	4,950,948	4,903,861
Reserves	134,669	93,563	96,644
Retained earnings (accumulated deficit)	187,008	(910,849)	(1,287,479)
	5,168,960	4,150,674	3,729,856
Perpetual subordinated convertible securities	64,073	—	—
Total equity	5,233,033	4,150,674	3,729,856
Non-current liabilities
Borrowings	76,520	72,077	—
Convertible bonds	403,329	395,210	—
Bonds payable	496,689	494,909	493,207
Medium-term notes	228,483	214,502	—
Other financial liabilities	1,885	60,610	—
Other liabilities	520	2,560	2,080
Total non-current liabilities	1,207,426	1,239,868	495,287
Current liabilities
Trade and other payables	17,489	1,683	—
Due to subsidiaries	804,476	522,166	33,445
Convertible bonds	—	391,401	392,632
Short-term notes	—	86,493	—
Accrued liabilities	13,877	19,570	11,606
Other financial liabilities	742	2,919	1,459
Total current liabilities	836,584	1,024,232	439,142
Total liabilities	2,044,010	2,264,100	934,429
Total equity and liabilities	7,277,043	6,414,774	4,664,285

(iii)Statement of changes in equity

									Share of
									other
					Change in				comprehensive
					value of				income of
			Equity-settle	Foreign	available-	Convertible	Defined		joint ventures			Perpetual
			employee	currency	for-sale	bonds	benefit		accounted for			subordinated
	Ordinary	Share	benefits	translation	financial	equity	plan	Cash flow	using		Accumulated	convertible	Total
	shares	premium	reserve	reserve	assets	reserve	reserve	hedges	equity method	Others	deficit	securities	equity
	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000	USD’000
Balance at December 31, 2014	14,342	4,376,630	64,540	4,229	—	29,564	—	—	—	—	(1,540,890)	—	2,948,415
Profit for the year	—	—	—	—	—	—	—	—	—	—	253,411	—	253,411
Other comprehensive loss for the year	—	—	—	(8,185)	447	—	—	—	—	130	—	—	(7,608)
Total comprehensive loss for the year	—	—	—	(8,185)	447	—	—	—	—	130	253,411	—	245,803
Issuance of ordinary shares	2,395	506,412	—	—	—	—	—	—	—	—	—	—	508,807
Exercise of stock options	93	20,819	(12,169)	—	—	—	—	—	—	—	—	—	8,743
Share-based compensation	—	—	18,088	—	—	—	—	—	—	—	—	—	18,088
Subtotal	2,488	527,231	5,919	—	—	—	—	—	—	—	—	—	535,638
Balance at December 31, 2015	16,830	4,903,861	70,459	(3,956)	447	29,564	—	—	—	130	(1,287,479)	—	3,729,856
Profit for the year	—	—	—	—	—	—	—	—	—	—	376,630	—	376,630
Other comprehensive income (losses) for the year	—	—	—	(18,131)	798	—	1,520	(34,627)	—	1	—	—	(50,439)
Total comprehensive income (losses) for the year	—	—	—	(18,131)	798	—	1,520	(34,627)	—	1	376,630	—	326,191
Exercise of stock options	140	36,064	(18,594)	—	—	—	—	—	—	—	—	—	17,610
Share-based compensation	—	—	13,838	—	—	—	—	—	—	—	—	—	13,838
Conversion options of convertible bonds exercised during the year	42	11,023	—	—	—	(821)	—	—	—	—	—	—	10,244
Recognition of equity component of convertible bonds	—	—	—	—	—	52,935	—	—	—	—	—	—	52,935
Subtotal	182	47,087	(4,756)	—	—	52,114	—	—	—	—	—	—	94,627
Balance at December 31, 2016	17,012	4,950,948	65,703	(22,087)	1,245	81,678	1,520	(34,627)	—	131	(910,849)	—	4,150,674
Profit for the year	—	—	—	—	—	—	—	—	—	—	179,679	—	179,679
Other comprehensive income (losses) for the year	—	—	—	21,590	(2,356)	—	(436)	35,143	17,646	(131)	—	—	71,456
Total comprehensive income (losses) for the year	—	—	—	21,590	(2,356)	—	(436)	35,143	17,646	(131)	179,679	—	251,135
Exercise of stock options	130	35,178	(18,220)	—	—	—	—	—	—	—	—	—	17,088
Share-based compensation	—	—	17,495	—	—	—	—	—	—	—	—	—	17,495
Conversion options of convertible bonds exercised during the year	1,556	427,168	—	—	—	(29,625)	—	—	—	—	—	—	399,099
Issuance of ordinary shares	966	325,174	—	—	—	—	—	—	—	—	—	—	326,140
Perpetual subordinated convertible securities	—	—	—	—	—	—	—	—	—	—	—	64,073	64,073
Share premium reduction	—	(910,849)	—	—	—	—	—	—	—	—	910,849	—	—
Gain on transfer of business operation	—	—	—	—	—	—	—	—	—	—	7,329	—	7,329
Subtotal	2,652	(123,329)	(725)	—	—	(29,625)	—	—	—	—	918,178	64,073	831,224
Balance at December 31, 2017	19,664	4,827,619	64,978	(497)	(1,111)	52,053	1,084	516	17,646	—	187,008	64,073	5,233,033

(i)	Statement of cash flow

	Year ended	Year ended	Year ended
	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Operating activities
Profit for the year	179,679	376,630	253,411
Adjustments for:
Amortization of intangible assets and land use right	32,131	30,678	30,780
Depreciation of property, plant and equipment	10,706	8,062	4,046
Expense recognized in respect of equity-settled share-based payments	1,297	1,940	5,169
Finance costs	14,956	24,194	12,477
Interest income	(2,670)	(1,154)	(474)
Net (gain) loss arising on financial liabilities at fair value through profit or loss	(3,554)	13,182	1,459
Net (gain) loss on foreign exchange	(63,087)	5,982	184
Share of profit of investment accounted for using equity method	(172,748)	(478,965)	(321,521)
	(3,290)	(19,451)	(14,469)
Operating cash flows before movements in working capital:
(Increase) decrease in trade and other receivables	(2,374)	(1,727)	465
Decrease (increase) in prepaid operating expenses	243	(57)	8
(Increase) decrease in other assets	(7,710)	777	—
Increase in trade and other payables	5,168	1,354	7,550
(Decrease) increase in accrued liabilities and other liabilities	(5,534)	2,818	2,541
Cash used in operations	(13,497)	(16,286)	(3,905)
Interest paid	(21,262)	(16,149)	(21,536)
Interest received	1,347	1,135	474
Net cash used in operating activities	(33,412)	(31,300)	(24,967)
Investing activities
Payments to acquire financial assets	(92,000)	(6,000)	(12,000)
Proceeds on sale of financial assets	3,000	18,000	9,000
Investment in subsidiaries	(207,000)	(550,426)	(280,658)
Investment in associates	(15,095)	(63,796)	—
Payments for property, plant and equipment	—	(52,445)	—
Payments for intangible assets	(1,000)	(11,526)	(4,480)
Proceeds from disposal of available-for-sale investment	—	146	—
Cash paid for subsidiaries	(728,621)	(437,437)	(137,929)
Distributions received from associates	255	—	—
Net cash used in investing activities	(1,040,461)	(1,103,484)	(426,067)
Financing activities
Proceeds from borrowings	—	76,006	21,912
Repayment of borrowings	—	—	(83,133)
Proceeds from issuance of new shares	326,351	—	508,807
Proceeds from issuance of convertible bonds	—	441,155	—
Proceeds from issuance of short-term and medium-term notes	—	314,422	—
Repayment of short-term notes	(87,858)	—	—
Proceeds from issuance of perpetual subordinated convertible securities	64,350	—	—
Proceeds from exercise of employee stock options	17,088	17,610	8,743
Cash received from subsidiaries	572,320	487,050	55,015
Net cash from financing activities	892,251	1,336,243	511,344

Net (decrease) increase in cash and cash equivalent	(181,622)	201,459	60,310
Cash and cash equivalent at the beginning of the year	317,873	115,726	55,600
Effects of exchange rate changes on the balance of cash held in foreign currencies	4,160	688	(184)
Cash and cash equivalent at the end of the year	140,411	317,873	115,726